Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 238,625,000.00
Previously Paid Amount	0.00
Total Fee Amount	36,533.49
Total Offset Amount	0.00
Net Fee	$ 36,533.49